Calvert

Investments that make a difference (registered trademark)

March 31, 2003

Semi-Annual Report

Calvert Social Index Fund

Table of Contents

President's Letter

1

Social Update

3

Portfolio

Manager Remarks

4

Statement of Net Assets

7

Statement of Operations

26

Statements of Changes in Net Assets

27

Notes to Financial Statements

29

Financial Highlights

32

Explanation of  Financial Tables

36

Dear Shareholders:

Over the last year, equity markets have continued to be weighted down by a slower economy and the threat of war followed by the reality of war in Iraq.  Against this sometimes discouraging backdrop, however, this spring we are beginning to see some encouraging signs. With the war seemingly drawing to a close, there is renewed hope for more stable markets and a safer, more peaceful world.  (To learn about Calvert's support of relief efforts promoting peace and recovery in Iraq and elsewhere, visit the Calvert website at www.calvert.com)

While we see signs for optimism, the extent of a recovery in the financial markets is of course unknown. Now, as always, the most prudent investment strategies are those that are diversified among stocks, bonds, international investments and cash.  For example, during the last 12 months, stocks, as measured by the S&P 500 Index were down almost 12%, but bond prices rose approximately 9%.  Even within the stock category, diversification paid off.  While the large cap stocks in the S&P 500 were down sharply, smaller company stocks (as represented by the Russell 2000 Index) lost just over 3% and mid-cap stocks (tracked by the S&P Midcap 400 Index) advanced by approximately 2%.

No one can predict which asset classes or investment styles will perform best in the future. It is important for shareholders, and the financial advisors who  assist them, to take a long-term view of the markets and their investment strategies. The key is not to try to take advantages of temporary dips and swings in security prices, but to work towards a strategic mix of assets that will fit your lifetime goals.

We urge all of our shareholders to review their investment strategies with an experienced professional, to find out how their investments are currently positioned and determine what an appropriate long-term asset allocation might be.  Even if you have done this in the past, it makes sense to review your strategy regularly to assess the impact of market movements and to make adjustments to fit new goals and circumstances.   By maintaining a consistent strategy and investing in disciplined, well-managed funds, you can construct an investment program that will help you meet your objectives in all types of market environments.

Sincerely,

Barbara J. Krumsiek

President and CEO

Calvert Asset Management Company, Inc.

May 2003

Social

Update

Shareholder Activism

Calvert continues its success in working with our companies through shareholder activism on behalf of our various funds to push for the high standards that we, as investors, want. We filed shareholder resolutions with two pharmaceutical giants about disclosing their work around human clinical trials in developing countries. We are pleased to announce that we were able to withdraw both resolutions, as these companies agreed to be more forthcoming around their ethical codes when conducting such trials.

Progress on Electronic Waste

Last year, Calvert announced an initiative to encourage the six major US computer companies to develop recycling and product recovery goals for the 500 million computers people will discard over the next ten years. We are pleased that Dell is the first major company to commit to setting global performance goals -- and especially that Michael Dell himself is arranging a visit with Calvert to continue the dialogue.

Board Diversity

New stock exchange rules have created an opportunity to further Calvert's agenda of more diversity in board governance. Calvert is the first investor to propose model language requiring nominating and corporate governance committees to set criteria that assure diversity among their boards of directors. We sent over 600 letters and filed nine shareholder resolutions on this issue. Molex Corporation, with whom we filed a resolution, recently announced the appointment of its first woman board member.

Calvert Still a Great Place to Work!

We're pleased to report that Calvert recently received the Great Place to Work award of the State of Maryland.

CAMCO

Vice President of Equities, John Nichols

Performance

The Fund's Class A shares returned 7.12% over the six-month period ending March 31, 2003.  The Fund's return lagged that of Calvert Social Index, which returned 7.57% over the same period. Accounting for the difference is the fact that the Fund bears certain costs -- such as management fees and transaction cost -- which the Index does not.

A reversal or a respite?

It is comforting to see stocks producing positive returns after such an extended period of poor performance from markets here in the US and around the globe. To a certain extent, investors were "due" something from the market after the very cataclysmic markets of third quarter 2002, when Calvert Social Index declined 17.48%, closely matching the returns of the S&P 500 (-17.28%) and the Russell 1000 (-16.91%).

The change of tone in markets was not only a switch from negative to positive, but the period saw growth stocks -- those with high prices relative to their earnings or book value -- outperform value stocks, which tend to have low prices relative to the fundamental measures. Also, large cap stocks, as represented by the Russell 1000 Index, outperformed small caps, as represented by the Russell 2000. This, too, was in contrast to the tone of the stock market since the start of the current bear cycle in March 2000.

Portfolio

Statistics

March 31, 2003

Investment Performance

	6 Months	12 Months
	ended	ended
	3/31/03	3/31/03
Class A	7.12%	(25.40%)
Class B	6.55%	(26.17%)
Class C	6.56%	(26.12%)
Class I	7.33%	(25.14%)
Calvert Social Index	7.57%	(24.77%)
Lipper Large Cap Core Funds Avg	3.30%	(25.78%)

Ten Largest Stock Holdings

% of Net Assets
Microsoft Corp.	4.7%
Pfizer, Inc.	4.0%
Johnson & Johnson	3.6%
International Business Machines Corp.	2.8%
Merck & Co., Inc.	2.6%
American International Group	2.4%
Intel Corp.	2.2%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	1.9%
Wells Fargo & Co.	1.6%
Total	27.9%

Asset Allocation

Stocks	97%
Cash & Cash Equivalents	3%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2003

Average Annual Total Returns

Class A Shares
One year	(28.96%)
Since inception	(21.51%)
(6/30/00)

Class B Shares
One year	(29.86%)
Since inception	(22.03%)
(6/30/00)

Class C Shares
One year	(26.86%)
Since inception	(20.88%)
(6/30/00)

Class I Shares
One year	(25.14%)
Since inception	(19.78%)
(6/30/00)

Investment results through the period

Strategy

Calvert Social Index Fund is managed in a passive manner with the objective of matching, as exactly as possible, the composition and weightings of Calvert Social Index. This management technique is focused on having the Fund match the performance of the Index as closely as possible day-to-day. Thus, variation in the Fund's performance over time is a reflection of the variation in the performance of the Index.

Sector performance

The Fund and the Index carry significant exposures to four economic sectors: Financial Services (29.97% of the Index as of March 31, 2003), Technology (20.80% of the Index as of March 31, 2003), Health Care (21.04% of the Index as of March 31, 2003), and Consumer Discretionary (12.08% of the Index as of March 31, 2003). Together, these four sectors account for over 83% of the Fund and the Index.  As a result, the performance of these sectors goes a long way towards explaining the performance of the Fund and the Index.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

During the reporting period, two of these sectors, Technology and Healthcare, performed quite well, posting double-digit positive returns. Technology-sector holdings of the Index, and by extension the Fund, were up 21.9%.  A handful of tech stocks in the Index more than doubled in value during the period, reminding us of the final days of the tech-driven market bubble in late 1999 and early 2000. Many of these tech stocks had been severely beaten down in the bear market, so even a 100% return over the last six months gets back only a small portion of that which had been lost before. Healthcare stocks in the Index and the Fund produced a total return of +10.2%. Winners in healthcare were more the suppliers of goods; suppliers of services in the sector lagged.

Other key sector exposures -- Financial Services and Consumer Discretionary -- underperformed the Index as a whole. Consumer discretionary stocks still managed to make money for the period, up 2.2% in the Index and the Fund. Despite a bleak Christmas shopping season and other signs of slowing consumer demand, consumer discretionary stocks managed to outperform their more defensive counterparts, consumer staples, during the quarter. Financial services stocks in the Index lost 0.44% on average during the period. Performance within the financial services sector was mixed, with seemingly related industry groups producing very different returns. Finance companies were off 13.9%, but finance companies specializing in small loans were up 14.5%.  Money center banks were up 8.1%, while non-money center banks were down 1.8%.

Weak conclusion

Despite the overall good performance of the Fund and the Index during the period, the period ended on a weak note. Most of the gains the Fund and the Index experienced were achieved in the first two months of the period, when the Index was up 18.44% as markets bounced back from the dismal third quarter of 2002. The combined effects of continued weakness in the US and global economies and the rising global tension and uncertainty associated with the march towards war between Iraq and the U.S. poured cold water on investors' enthusiasm over the balance of the quarter. Over the last four months of the semi-annual period, the Index declined 9.56%.

Outlook

Will the past six months prove to be a reversal of fortune or merely a respite from bleak markets? It depends in large part on the extent to which worry and uncertainty relating to geopolitical events are lifted from investors and a more optimistic tone is allowed to flourish. Unfortunately, news on the economic front gives us little to point to. Trends in employment, consumer sentiment, and capital spending don't currently point to a quick recovery for the economy or markets. The good news of this painful bear market is that many of the excesses built up in the preceding bull market have been worked off. Now, the market and the economy seem to be more in a mode of establishing a base. Of course market bottoms, like market tops, are only correctly perceived through the rear-view mirror.

May, 2003

Statement of Net Assets

MARCH 31, 2003

Equity Securities - 97.0%	Shares	Value
Advertising Agencies - 0.3%
Catalina Marketing Corp.*	270	$5,192
Harte-Hanks, Inc.	300	5,730
Lamar Advertising Co.*	500	14,675
Omnicom Group, Inc.	1,119	60,616
Valassis Communications, Inc.*	337	8,897
		95,110

Air Freight - 0.9%
FedEx Corp.	1,624	89,434
United Parcel Service, Inc.	2,674	152,418
		241,852

Air Transportation - 0.3%
Atlantic Coast Airlines Holdings, Inc.*	200	1,242
Continental Airlines, Inc.*	370	1,894
Delta Air Lines, Inc.	644	5,732
Expeditors International Washington, Inc.	620	22,289
Skywest, Inc.	318	3,279
Southwest Airlines Co.	4,076	58,531
		92,967

Apparel - 0.1%
Jones Apparel Group, Inc.*	700	19,201
Tommy Hilfiger Corp.*	500	3,615
		22,816

Auto Parts - After Market - 0.1%
Advance Auto Parts*	100	4,625
Genuine Parts Co.	961	29,320
		33,945

Auto Parts - Original Equipment - 0.1%
BorgWarner, Inc.	200	9,568
Delphi Automotive Systems Corp.	2,900	19,807
Visteon Corp.	679	4,033
		33,408

Auto Trucks & Parts - 0.1%
ArvinMeritor, Inc.	400	5,596
Gentex Corp.*	428	10,888
		16,484

Banks - New York City - 1.3%
Bank of New York Co., Inc.	4,475	91,738
J.P. Morgan Chase & Co.	11,482	272,238
		363,976

Banks - Outside New York City - 12.2%
AmSouth Bancorp.	2,038	$40,515
Associated Bancorp.	430	13,902
BancorpSouth, Inc.	447	8,225
Bank of America Corp.	8,607	575,292
Bank of Hawaii Corp.	400	12,320
Bank One Corp.	6,712	232,369
Banknorth Group, Inc.	809	17,644
BB&T Corp.	2,676	84,107
Chittenden Corp.	200	5,228
Citizens Banking Corp.	200	4,728
City National Corp.	200	8,788
Colonial Bancgroup, Inc.	700	7,875
Comerica, Inc.	984	37,274
Commerce Bancorp, Inc.	384	15,260
Commerce Bancshares, Inc.	308	11,257
Community First Bankshares, Inc.	200	5,110
Compass Bancshares, Inc.	766	23,953
Cullen/Frost Bankers, Inc.	260	7,899
Fifth Third Bancorp.	2,749	137,835
First Midwest Bancorp., Inc.	307	7,924
First Tennessee National Corp.	768	30,497
First Virginia Banks, Inc.	450	17,654
FirstMerit Corp.	400	7,376
FleetBoston Financial Corp.	6,086	145,334
Fulton Financial Corp.	581	10,929
Greater Bay Bancorp	300	4,290
Hibernia Corp.	903	15,315
Hudson United Bancorp	308	9,486
Huntington Bancshares, Inc.	1,310	24,353
Investors Financial Services Corp.	380	9,253
KeyCorp Ltd.	2,484	56,039
M&T Bank Corp.	537	42,197
Marshall & Ilsley Corp.	1,200	30,672
Mellon Financial Corp.	2,511	53,384
Mercantile Bankshares Corp.	409	13,881
National City Corp.	3,481	96,946
National Commerce Financial Corp.	1,208	28,630
North Fork Bancorp., Inc.	916	26,976
Northern Trust Corp.	1,123	34,195
Old National Bancorp.	308	6,591
Park National Corp.	100	9,330
PNC Financial Services Group, Inc.	1,681	71,241
Popular, Inc.	715	24,303
Regions Financial Corp.	1,306	42,314
Silicon Valley Bancshares*	250	4,548
Sky Financial Group, Inc.	430	8,458
South Financial Group, Inc.	300	6,495
SouthTrust Corp.	2,009	51,290
Southwest Bancorp of Texas, Inc.*	200	6,006
State Street Corp.	1,942	61,426
SunTrust Banks, Inc.	1,414	74,447
Synovus Financial Corp.	1,510	27,014
TCF Financial Corp.	429	17,177
Trustmark Corp.	300	$7,128
Union Planters Corp.	1,109	29,156
United Bancshares, Inc.	200	5,540
US Bancorp	11,061	209,938
Valley National Bancorp.	531	13,079
Wachovia Corp.	7,892	268,880
Wells Fargo & Co.	9,761	439,147
Westamerica Bancorporation	158	6,239
Whitney Holding Corp.	200	6,824
Wilmington Trust Corp.	386	10,731
Zions Bancorp.	508	21,732
		3,343,946

Biotechnology Research & Production - 2.1%
Abgenix, Inc.*	480	4,176
Amgen, Inc.*	6,807	391,743
Applera Corp. - Celera Genomics Group	400	3,448
Biogen, Inc.*	857	25,676
Cephalon, Inc.*	350	13,979
Enzon, Inc.*	200	2,270
Genzyme Corp - General Division*	1,280	46,656
Icos Corp.*	400	7,484
Idec Pharmaceuticals Corp.*	860	29,600
Invitrogen Corp.*	315	9,648
Millennium Pharmaceuticals, Inc.*	1,516	11,916
Millipore Corp.*	300	9,810
OSI Pharmaceuticals, Inc.*	153	2,448
Protein Design Labs, Inc.*	500	3,700
Quintiles Transnational Corp.*	602	7,320
Transkaryotic Therapies, Inc.*	200	1,184
		571,058

Building - Air Conditioning - 0.0%
York International Corp.	270	5,670

Building Materials - 0.2%
Masco Corp.	2,818	52,471

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,300	53,859
Cabot Microelectronics Corp.*	105	4,396
Ecolab, Inc.	585	28,858
Praxair, Inc.	910	51,279
Sigma-Aldrich Corp.	360	16,016
		154,408

Communications & Media - 1.0%
AOL Time Warner, Inc.*	24,842	269,784

Communications Technology - 3.1%
3Com Corp.*	2,105	10,378
ADC Telecommunications, Inc.*	4,657	9,593
Advanced Fibre Communications, Inc.*	457	6,919
Avaya, Inc.*	2,125	$4,335
Black Box Corp.	87	2,578
Brocade Communications Systems, Inc.*	1,199	5,851
CIENA Corp.*	2,444	10,680
Cisco Systems, Inc.*	41,087	533,309
Commscope, Inc.*	300	2,250
CSG Systems International, Inc.*	300	2,601
Extreme Networks, Inc.*	601	2,602
Harris Corp.	400	11,108
JDS Uniphase Corp.*	6,770	19,295
Juniper Networks, Inc.*	1,822	14,886
NCR Corp.*	524	9,610
Qualcomm, Inc.	4,533	163,460
Scientific-Atlanta, Inc.	892	12,256
Symbol Technologies, Inc.	1,402	12,071
Tellabs, Inc.*	2,145	12,420
UTStarcom, Inc.*	445	8,896
		855,098

Computer Services, Software & Systems - 6.4%
Acxiom Corp.*	495	8,331
Adobe Systems, Inc.	1,364	42,052
Amdocs Ltd.*	1,018	13,519
American Management Systems, Inc.*	250	3,020
Ascential Software Corp.*	1,377	3,856
Autodesk, Inc.	700	10,682
BEA Systems, Inc.*	2,242	22,846
BMC Software, Inc.*	1,378	20,794
CACI International, Inc.*	200	6,672
Cadence Design Systems, Inc.*	1,600	16,000
Ceridian Corp.*	844	11,799
Check Point Software Technologies Ltd.*	998	14,441
Citrix Systems, Inc.*	1,022	13,449
Computer Sciences Corp.*	900	29,295
Compuware Corp.*	2,027	6,872
Electronics for Imaging*	300	5,307
Intuit, Inc.*	1,039	38,651
JD Edwards & Co.*	533	5,874
Mentor Graphics Corp.*	383	3,424
Mercury Interactive Corp.*	465	13,801
Microsoft Corp.	53,326	1,291,022
National Instruments Corp.*	200	7,054
NDCHealth Corp.	200	3,354
NETIQ Corp.*	332	3,705
Novell, Inc.*	2,093	4,500
Parametric Technology Corp.*	1,469	3,188
QLogic Corp.*	508	18,867
Retek, Inc.*	324	1,869
Reynolds & Reynolds Co.	317	8,020
Sabre Holdings Corp.*	783	12,458
Siebel Systems, Inc.*	2,496	19,993
Sybase, Inc.*	551	7,135
Symantec Corp.*	800	31,344
Veritas Software Corp.*	2,358	$41,454
		1,744,648

Computer Technology - 6.3%
Apple Computer, Inc.*	2,031	28,718
Dell Computer Corp.*	13,100	357,761
Electronic Data Systems Corp.	2,800	49,280
EMC Corp.*	12,752	92,197
Emulex Corp.*	461	8,828
Gateway, Inc.*	1,181	2,787
Hewlett-Packard Co.	15,809	245,830
Ingram Micro, Inc.*	539	5,945
International Business Machines Corp.	9,811	769,477
Maxtor Corp.*	1,369	7,708
Network Appliance, Inc.*	1,940	21,709
Nvidia Corp.*	864	11,102
Quantum Corp. - DLT & Storage System Group*	1,016	3,668
Storage Technology Corp.*	560	11,323
Sun Microsystems, Inc.*	18,420	60,049
Synopsys, Inc.*	369	15,705
Unisys Corp.*	1,900	17,594
Zebra Technologies Corp.*	200	12,880
		1,722,561

Consumer Electronics - 0.5%
DoubleClick, Inc.*	756	5,874
Earthlink, Inc.*	740	4,255
Electronic Arts, Inc.*	800	46,912
Harman International Industries, Inc.	142	8,317
Yahoo, Inc.*	2,872	68,986
		134,344

Consumer Products - 0.7%
Alberto-Culver Co.	100	4,928
American Greetings Corp.*	400	5,240
Gillette Co.	5,435	168,159
Snap-On, Inc.	300	7,428
Tupperware Corp.	260	3,593
		189,348

Containers & Packaging - Metal & Glass - 0.0%
Aptargroup, Inc.	157	5,079

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	300	12,618
Sealed Air Corp.*	500	20,065
		32,683

Cosmetics - 0.4%
Avon Products, Inc.	1,352	77,132
Estee Lauder Co.'s, Inc.	684	20,766
		97,898

Distributors - Food & Health - 0.0%
Performance Food Group Co.*	300	$9,198

Diversified Financial Services - 2.1%
American Express Co.	6,714	223,106
Bisys Group, Inc.*	700	11,424
Goldman Sachs Group, Inc.	1,359	92,521
Marsh & McLennan Co.'s	3,138	133,773
SLM Corp.	910	100,937
		561,761

Diversified Production - 0.3%
Danaher Corp.	600	39,456
Dover Corp.	1,198	29,016
Pentair, Inc.	250	8,837
		77,309

Drug & Grocery Store Chains - 0.9%
CVS Corp.	2,228	53,138
Supervalu, Inc.	786	12,183
Walgreen Co.	5,893	173,726
Whole Foods Market, Inc.*	336	18,695
		257,742

Drugs & Pharmaceuticals - 13.5%
Alkermes, Inc.*	300	2,721
Allergan, Inc.	782	53,340
AmerisourceBergen Corp.	652	34,230
Barr Laboratories, Inc.*	290	16,501
Bristol-Myers Squibb Co.	11,200	236,656
Cardinal Health, Inc.	2,661	151,597
Forest Laboratories, Inc.*	2,050	110,639
Gilead Sciences, Inc.*	1,134	47,617
IVAX Corp.*	853	10,449
Johnson & Johnson	17,137	991,718
Medicis Pharmaceutical Corp.*	150	8,339
Medimmune, Inc.*	1,332	43,730
Merck & Co., Inc.	13,001	712,195
Pfizer, Inc.	35,568	1,108,299
Schering-Plough Corp.	8,469	151,002
Scios, Inc.*	300	13,218
SICOR, Inc.*	499	8,333
Vertex Pharmaceuticals, Inc.*	462	5,137
		3,705,721

Education Services - 0.3%
Apollo Group, Inc.*	793	39,571
Career Education Corp.*	292	14,284
DeVry, Inc.*	300	5,601
Education Management Corp.*	200	7,954
ITT Educational Services, Inc.*	300	8,400
		75,810

Electrical - Household Appliances - 0.1%
Maytag Corp.	460	$8,754
Whirlpool Corp.	400	19,612
		28,366

Electronic Equipment & Components - 0.5%
Ametek, Inc.	200	6,602
Emerson Electric Co.	2,400	108,840
Molex, Inc.	400	7,356
		122,798

Electronics - 0.1%
AVX Corp.	300	2,700
Garmin Ltd.*	300	10,740
Sanmina-SCI Corp.*	2,985	12,059
Semtech Corp.*	406	6,151
		31,650

Electronics - Gauge & Meter - 0.0%
Tektronix, Inc.*	500	8,575

Electronics - Medical Systems - 1.3%
Affymetrix, Inc.*	300	7,800
Medtronic, Inc.	7,046	317,916
Varian Medical Systems, Inc.*	394	21,248
		346,964

Electronics - Semiconductors - 0.0%
Integrated Circuit Systems, Inc.*	400	8,680

Electronics - Semiconductors / Components - 4.2%
Advanced Micro Devices, Inc.*	2,029	12,539
Agere Systems, Inc.*	5,200	7,800
Altera Corp.*	2,219	30,045
Analog Devices, Inc.*	2,091	57,502
Applied Micro Circuits Corp.*	1,720	5,607
Arrow Electronics, Inc.*	534	7,850
Atmel Corp.*	2,514	4,022
Avnet, Inc.*	718	7,525
Broadcom Corp.*	1,201	14,832
Conexant Systems, Inc.*	1,500	2,235
Fairchild Semiconductor International, Inc.*	540	5,648
Integrated Device Technology, Inc.*	573	4,550
Intel Corp.	37,770	614,896
Intersil Corp.*	700	10,892
Jabil Circuit, Inc.*	891	15,592
Lattice Semiconductor Corp.*	575	4,335
Linear Technology Corp.	1,801	55,597
LSI Logic Corp.*	2,100	9,492
Marvell Technology Group Ltd.*	487	10,320
Micrel, Inc.*	399	3,679
Microchip Technology, Inc.	1,200	23,880
Micron Technology, Inc.*	3,173	25,828
PMC - Sierra, Inc.*	926	5,510
RF Micro Devices, Inc.*	1,018	$6,138
Texas Instruments, Inc.	9,975	163,291
Triquint Semiconductor, Inc.*	727	2,050
Xilinx, Inc.*	1,960	45,884
		1,157,539

Electronics - Technology - 0.1%
Coherent, Inc.*	200	3,750
Solectron Corp.*	4,798	14,490
Titan Corp.*	483	3,598
		21,838

Energy - 0.0%
Cleco Corp.	300	3,765
OGE Energy Corp.	400	7,188
		10,953

Energy Miscellaneous - 0.0%
Calpine Corp.*	2,149	7,092

Finance - Mortgage Loan/Banker - 0.1%
Doral Financial Corp.	400	14,140

Finance - Small Loan - 0.0%
AmeriCredit Corp.*	920	3,036

Finance Companies - 0.1%
Capital One Financial Corp.	1,322	39,673

Financial Data Processing Services - 1.9%
Advent Software, Inc.*	140	1,704
Affiliated Computer Services, Inc.*	700	30,982
Automatic Data Processing, Inc.	3,461	106,564
Checkfree Corp.*	470	10,566
Concord EFS, Inc.*	2,926	27,504
Deluxe Corp.	299	11,999
DST Systems, Inc.*	425	11,560
Fair, Isaac & Co., Inc.	300	15,246
First Data Corp.	4,394	162,622
Fiserv, Inc.*	1,123	35,352
Jack Henry & Associates, Inc.	422	4,469
Paychex, Inc.	1,964	53,951
Sungard Data Systems, Inc.*	1,633	34,783
		507,302

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	190	6,734
Dun & Bradstreet Corp.*	402	15,376
Moody's Corp.	792	36,614
		58,724

Financial Miscellaneous - 3.2%
AMBAC Financial Group, Inc.	600	$30,312
Fannie Mae	5,709	373,083
Fidelity National Financial, Inc.	502	17,143
Freddie Mac	3,982	211,444
H & R Block, Inc.	908	38,763
IndyMac Bancorp, Inc.	300	5,835
MBIA, Inc.	853	32,960
MBNA Corp.	6,546	98,517
MGIC Investment Corp.	532	20,892
Nationwide Financial Services	300	7,311
Providian Financial Corp.*	1,664	10,916
Radian Group, Inc.	510	17,024
		864,200

Foods - 1.5%
American Italian Pasta Co.*	100	4,325
Dreyer's Grand Ice Cream, Inc.	100	6,932
General Mills, Inc.	2,156	98,206
H.J. Heinz Co.	2,038	59,510
Hershey Foods Corp.	517	32,395
Kellogg Co.	1,335	40,918
Lancaster Colony Corp.	200	7,670
McCormick & Co., Inc.	700	16,898
Sysco Corp.	3,789	96,392
William Wrigley Jr. Co.	837	47,290
		410,536

Hand/Machine Tools - 0.0%
Kennametal, Inc.	200	5,626

Health & Personal Care - 0.4%
Apria Healthcare Group, Inc.*	337	7,872
Express Scripts, Inc.*	372	20,713
Lincare Holdings, Inc.*	620	19,028
McKesson Corp.	1,574	39,240
Omnicare, Inc.	512	13,931
		100,784

Health Care Facilities - 0.4%
DaVita, Inc.*	367	7,608
Health Management Associates, Inc.	1,278	24,282
Laboratory Corp. of America Holdings, Inc.*	816	24,195
LifePoint Hospitals, Inc.*	257	6,453
Pharmaceutical Product Development, Inc.*	302	8,109
Quest Diagnostics, Inc.*	496	29,606
Renal Care Group, Inc.*	300	9,354
		109,607

Health Care Management Services - 1.0%
Accredo Health, Inc.*	300	$7,302
AdvancePCS*	378	10,713
Anthem, Inc.*	800	53,000
Caremark Rx, Inc.*	1,521	27,606
Cerner Corp.*	122	3,950
Coventry Health Care, Inc.*	200	6,580
First Health Group Corp.*	496	12,618
Health Net, Inc.*	741	19,837
IMS Health, Inc.	1,399	21,838
Mid Atlantic Medical Services*	300	12,165
Orthodontic Centers of America, Inc.*	283	1,474
Oxford Health Plans*	436	13,237
Universal Health Services*	260	10,600
WebMD Corp.*	1,694	15,280
Wellpoint Health Networks, Inc.*	900	69,075
		285,275

Home Builders - 0.2%
DR Horton, Inc.	741	14,227
KB Home	200	9,090
MDC Holdings, Inc.	200	7,676
Pulte Homes, Inc.	213	10,682
Ryland Group, Inc.	100	4,319
		45,994

Hotel / Motel - 0.0%
Extended Stay America, Inc.*	510	5,151

Household Equipment & Products - 0.1%
Black & Decker Corp.	500	17,430
Stanley Works	500	11,995
		29,425

Household Furnishings - 0.2%
Ethan Allen Interiors, Inc.	266	7,828
Furniture Brands International, Inc.*	322	6,298
La-Z-Boy, Inc.	300	5,184
Newell Rubbermaid, Inc.	1,579	44,765
		64,075

Household Products - Non-Durable - 0.5%
Blyth, Inc.	200	5,086
Church & Dwight, Inc.	200	6,072
Kimberly-Clark Corp.	3,000	136,380
		147,538

Identified Control & Filter Devices - 0.4%
American Power Conversion*	984	14,012
Donaldson Co., Inc.	200	7,316
Flowserve Corp.*	367	4,276
Hubbell, Inc.	250	7,825
Pall Corp.	742	14,840
Parker Hannifin Corp.	715	27,699
Roper Industries, Inc.	136	$3,924
Waters Corp.*	777	16,441
		96,333

Insurance - 0.0%
WR Berkley Corp.	300	12,855

Insurance - Life - 0.7%
Jefferson-Pilot Corp.	784	30,168
Mony Group, Inc.	316	6,605
Principal Financial Group, Inc.	1,600	43,424
Prudential Financial, Inc.	3,300	96,525
StanCorp Financial Group, Inc.	200	10,310
		187,032

Insurance - Multi-Line - 4.0%
Aflac, Inc.	2,947	94,451
Allmerica Financial Corp.	270	3,788
American International Group, Inc.	13,230	654,224
American National Insurance Co.	100	7,793
AON Corp.	1,617	33,440
Arthur J. Gallagher & Co.	500	12,275
Brown & Brown, Inc.	300	9,393
Cigna Corp.	762	34,839
Cincinnati Financial Corp.	812	28,477
Hartford Financial Services, Inc.	1,448	51,100
Lincoln National Corp.	1,031	28,868
PartnerRe Ltd.	236	11,859
Protective Life Corp.	400	11,420
Safeco Corp.	765	26,752
St. Paul Co.'s, Inc.	1,324	42,103
Torchmark Corp.	700	25,060
Unitrin, Inc.	250	5,792
UnumProvident Corp.	1,258	12,328
		1,093,962

Insurance - Property & Casualty - 1.1%
ACE Ltd.	1,500	43,425
Chubb Corp.	973	43,123
Commerce Group, Inc.	200	6,840
Erie Indemnity Co.	200	7,260
Everest Re Group, Ltd.	300	17,163
HCC Insurance Holdings, Inc.	344	8,793
Leucadia National Corp.	200	7,148
Mercury General Corp.	200	7,590
Ohio Casualty Corp.*	400	5,168
PMI Group, Inc.	500	12,775
Progressive Corp.	1,100	65,241
RenaissanceRe Holdings Ltd.	425	17,021
Transatlantic Holdings, Inc.	100	6,555
XL Capital Ltd.	800	56,624
		304,726

Internet - 0.0%
Expedia, Inc.*	200	$10,332

Investment Management Companies - 0.4%
Affiliated Managers Group, Inc.*	98	4,074
Allied Capital Corp.	634	12,667
American Capital Strategies Ltd.	300	6,720
Eaton Vance Corp.	300	8,019
Federated Investors, Inc.	531	13,514
Janus Capital Group, Inc.	1,270	14,465
Neuberger Berman, Inc.	354	9,994
SEI Investments Co.	400	10,480
T. Rowe Price Group, Inc.	743	20,149
Waddell & Reed Financial, Inc.	400	7,028
		107,110

Leisure Time - 0.0%
Callaway Golf Co.	400	4,752

Leisure Time - Products - 0.0%
Nautilus Group, Inc.	200	2,852

Machinery - Agricultural - 0.2%
Deere & Co.	1,338	52,530

Machinery - Construction & Mining - 0.0%
Terex Corp.*	300	3,708

Machinery - Engines - 0.0%
Cummins, Inc.	200	4,920

Machinery - Oil Well Equipment & Services - 0.2%
Cooper Cameron Corp.*	270	13,368
Key Energy Services, Inc.*	746	7,520
Patterson-UTI Energy, Inc.*	435	14,077
Smith International, Inc.*	620	21,842
		56,807

Machinery - Pumps - 0.0%
Graco, Inc.	300	8,430

Machinery-Diversified - 0.0%
AGCO Corp.	400	6,440

Manufactured Housing - 0.0%
Clayton Homes, Inc.	540	5,962

Manufacturing - Diversified - 0.1%
American Standard Co.'s*	300	20,631

Medical & Dental Instruments & Supplies - 1.8%
Beckman Coulter, Inc.	400	13,612
Becton Dickinson & Co.	1,435	49,421
Biomet, Inc.	1,386	42,481
Boston Scientific Corp.*	1,672	$68,151
Cytyc Corp.*	607	7,921
Dentsply International, Inc.	400	13,916
Edwards Lifesciences Corp.*	360	9,864
Guidant Corp.	1,757	63,603
Henry Schein, Inc.*	287	12,944
Idexx Laboratories, Inc.*	200	6,994
Invacare Corp.	130	4,094
Patterson Dental Co.*	400	18,372
Resmed, Inc.*	220	7,036
Respironics, Inc.*	200	6,874
St. Jude Medical, Inc.*	1,000	48,750
Stryker Corp.	762	52,311
Techne Corp.*	200	4,134
Zimmer Holdings, Inc.*	1,100	53,493
		483,971

Metal Fabricating - 0.0%
Grant Prideco, Inc.*	580	6,995

Milling - Fruit & Grain Production - 0.0%
Corn Products International, Inc.	200	5,832

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	200	15,148

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	439	18,833

Miscellaneous Manufacturers - 0.1%
Cooper Industries Ltd.	500	17,855

Multi-Sector Companies - 0.4%
Carlisle Co.'s, Inc.	150	6,074
Hudson Highland Group, Inc.	3	25
Illinois Tool Works, Inc.	1,535	89,260
SPX Corp.*	500	17,080
Teleflex, Inc.	252	8,996
		121,435

Natural Gas - 0.0%
Oneok, Inc.	300	5,502

Office Furniture & Business Equipment - 0.6%
Diebold, Inc.	360	12,218
Herman Miller, Inc.	436	7,020
HON Industries	300	8,550
Lexmark International, Inc.*	772	51,685
Pitney Bowes, Inc.	1,392	44,433
Xerox Corp.*	4,272	37,166
		161,072

Office Supplies - 0.1%
Avery Dennison Corp.	588	$34,498

Oil - Crude Producers - 0.3%
Chesapeake Energy Corp.	1,145	9,000
EOG Resources, Inc.	600	23,736
Pioneer Natural Resources Co.*	710	17,821
XTO Energy, Inc.	953	18,113
		68,670

Oil & Gas - Exploration & Production - 0.0%
Seacor Smit, Inc.*	100	3,500

Oil & Gas Services - 0.0%
FMC Technologies, Inc.*	300	5,760

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	1,300	62,179

Photography / Imaging - 0.2%
Eastman Kodak Co.	1,700	50,320

Production Technology Equipment - 0.9%
Agilent Technologies, Inc.*	2,447	32,178
Applied Materials, Inc.*	9,466	119,082
Axcelis Technologies, Inc.*	529	2,502
Cognex Corp.*	200	4,234
Credence Systems Corp.*	300	2,040
Cymer, Inc.*	150	3,548
KLA-Tencor Corp.*	1,116	40,111
Lam Research Corp.*	700	7,973
Novellus Systems, Inc.*	830	22,634
Teradyne, Inc.*	972	11,314
Varian Semiconductor Equipment, Inc.*	142	2,888
		248,504

Publishing - Miscellaneous - 0.3%
John Wiley & Sons, Inc., Class A	250	5,670
McGraw-Hill Co.'s, Inc.	1,162	64,595
Meredith Corp.	232	8,858
R.R. Donnelley & Sons Co.	519	9,508
Scholastic Corp.*	234	6,295
		94,926

Publishing - Newspapers - 0.3%
Belo Corp.	501	10,150
Lee Enterprises, Inc.	200	6,304
Media General, Inc.	100	4,924
New York Times Co.	885	38,188
Washington Post	18	12,265
		71,831

Radio & Television Broadcasters - 0.3%
COX Radio, Inc.*	200	$4,132
Entercom Communications Corp.*	260	11,417
Hispanic Broadcasting Corp.*	400	8,264
Univision Communications, Inc.*	810	19,853
USA Interactive	1,826	48,918
		92,584

Railroads - 0.0%
Kansas City Southern Industries, Inc.*	400	4,492

Real Estate - 0.0%
Catellus Development Corp.*	500	10,500

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	1,740	69,095

Rental & Leasing Services - Commercial - 0.0%
United Rentals, Inc.*	300	2,886

Restaurants - 0.5%
Brinker International, Inc.*	541	16,500
CEC Entertainment, Inc.*	124	3,374
Cheesecake Factory, Inc. (The)*	300	9,681
Darden Restaurants, Inc.	883	15,762
Krispy Kreme Doughnuts, Inc.*	300	10,158
Outback Steakhouse, Inc.	350	12,383
Ruby Tuesday, Inc.	300	6,120
Starbucks Corp.*	2,275	58,604
		132,582

Retail - 4.7%
Amazon.Com, Inc.*	1,449	37,717
Barnes & Noble, Inc.*	250	4,748
Bed Bath & Beyond, Inc.*	1,677	57,924
Best Buy Co., Inc.*	1,473	39,727
BJ's Wholesale Club, Inc.*	370	4,181
Borders Group, Inc.*	400	5,880
CDW Computer Centers, Inc.*	360	14,688
Costco Wholesale Corp.*	2,582	77,537
Dollar General Corp.	1,769	21,600
Dollar Tree Stores, Inc.*	696	13,850
Family Dollar Stores, Inc.	915	28,255
Fastenal Co.	340	9,585
Gap, Inc. (The)	3,740	54,193
Hollywood Entertainment Corp.*	300	4,812
Home Depot, Inc.	13,468	328,080
Insight Enterprises, Inc.*	300	2,115
J.C. Penney Co., Inc.	1,557	30,580
Kohls Corp.*	1,714	96,978
Linens 'N Things, Inc.*	300	6,096
Lowe's Co.'s, Inc.	4,068	166,056
Nordstrom, Inc.	545	8,829
Office Depot, Inc.*	1,816	21,483
O'Reilly Automotive, Inc.*	313	$8,482
Petsmart, Inc.*	800	10,080
Regis Corp.	200	4,982
Ross Stores, Inc.	400	14,460
Saks, Inc.*	626	4,814
Staples, Inc.*	2,704	49,564
Target Corp.	4,762	139,336
Williams-Sonoma, Inc.*	500	10,900
		1,277,532

Savings & Loans - 1.4%
Astoria Financial Corp.	500	11,615
Commercial Federal Corp.	221	4,800
Downey Financial Corp.	100	3,941
Golden West Financial Corp.	798	57,400
Greenpoint Financial Corp.	500	22,405
Hudson City Bancorp, Inc.	400	8,096
Independence Community Bank	300	7,935
New York Community Bancorp, Inc.	496	14,781
Peoples Bank Bridgeport	400	10,100
Sovereign Bancorp, Inc.	1,492	20,664
Staten Island Bancorp, Inc.	300	4,476
Washington Federal, Inc.	416	8,761
Washington Mutual, Inc.	5,382	189,823
Webster Financial Corp	216	7,586
		372,383

Scientific Equipment & Supplies - 0.1%
Apogent Technologies, Inc.*	600	8,748
Applera Corp. - Applied Biosystems Group	1,233	19,518
Varian, Inc.*	200	5,732
		33,998

Securities Brokers & Services - 0.5%
A.G. Edwards, Inc.	500	12,950
Charles Schwab Corp.	5,858	42,295
E*trade Group, Inc.*	2,091	8,803
First American Corp.	459	11,199
Franklin Resources, Inc.	857	28,204
Investment Technology Group, Inc.*	308	4,303
Jefferies Group, Inc.	100	3,595
LaBranche & Co., Inc.	318	5,845
Legg Mason, Inc.	400	19,496
		136,690

Services - Commercial - 0.9%
Arbitron, Inc.*	200	6,340
BearingPoint, Inc.	956	6,090
Choicepoint, Inc.*	466	15,797
Convergys Corp.*	995	13,134
Corinthian Colleges, Inc.*	300	11,850
Corporate Executive Board Co.*	252	8,976
eBay, Inc.*	1,216	103,713
Getty Images, Inc.*	200	$5,492
Iron Mountain, Inc.*	469	17,939
Manpower, Inc.	435	12,998
Overture Services, Inc.*	300	4,551
Pittston Brink's Group	329	4,560
Robert Half International, Inc.*	976	12,991
TMP Worldwide, Inc.*	500	5,365
Viad Corp.	489	10,484
		240,280

Shoes - 0.0%
Reebok International, Ltd.*	237	7,786

Soaps & Household Chemicals - 0.7%
Colgate-Palmolive Co.	3,082	167,784
Dial Corp. (The)	520	10,088
		177,872

Steel - 0.0%
Harsco Corp.	200	6,098
Worthington Industries	400	4,772
		10,870

Telecommunications Equipment - 0.0%
Andrew Corp.*	610	3,355
Crown Castle International Corp.*	1,002	5,511
Polycom, Inc.*	500	4,040
		12,906

Transportation Miscellaneous - 0.1%
CH Robinson Worldwide, Inc.	447	14,617

Truckers - 0.0%
CNF, Inc.	250	7,613
Swift Transportation Co., Inc.	300	4,800
		12,413

Utilities - Cable, Television, & Radio - 0.9%
Cablevision Systems Corp.*	1,168	22,180
Charter Communications, Inc.*	1,701	1,412
Comcast Corp. Special Class A*	5,417	148,914
COX Communications, Inc.*	1,155	35,932
Echostar Communications Corp.*	1,314	37,948
		246,386

Utilities - Electrical - 0.2%
AES Corp.*	2,737	9,908
Hawaiian Electric Industries	200	8,152
IDACORP, Inc.	200	4,560
Mirant Corp.*	2,300	3,680
NiSource, Inc.	1,400	25,480
Puget Energy, Inc.	500	10,655
Sierra Pacific Resources	638	2,029
		64,464
Utilities - Gas Distribution - 0.4%
AGL Resources, Inc.	320	$7,561
KeySpan Corp.	907	29,251
Kinder Morgan, Inc.	600	27,000
Nicor, Inc.	300	8,196
Peoples Energy Corp.	157	5,616
Piedmont Natural Gas Co., Inc.	141	5,027
Questar Corp.	456	13,484
WGL Holdings, Inc.	300	7,947
		104,082

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	389	14,591

Utilities - Miscellaneous - 0.0%
MDU Resources Group, Inc.	400	11,168

Utilities - Telecommunications - 3.3%
Alltel Corp.	1,811	81,060
AT&T Wireless Services, Inc.*	12,932	85,351
Bellsouth Corp.	10,783	233,668
CenturyTel, Inc.	784	21,638
Citizens Communications Co.*	1,593	15,898
McLeodUSA (Escrow)	2,259	--
Nextel Communications, Inc.*	4,847	64,901
SBC Communications, Inc.	19,144	384,029
Telephone & Data Systems, Inc.	260	10,637
		897,182

Utilities - Water - 0.0%
Philadelphia Suburban Corp.	400	8,780

Wholesalers - 0.1%
Hughes Supply, Inc.	100	2,329
Tech Data Corp.*	360	8,618
United Stationers, Inc.*	200	4,270
		15,217

Total Equity Securities (Cost $37,703,977)		26,630,205

	Principal
U. S. Treasury Obligations - 0.7%	Amount	Value
U.S. Treasury Bills, 1.18%, 8/21/03	$200,000	$199,085

Total U.S. Treasury Obligations (Cost $199,085)		199,085

U.S. Government Agencies
and Instrumentalities - 2.2%
Fannie Mae Discount Notes, 1.30%, 4/1/03	600,000	600,000

Total U.S. Government Agencies
and Instrumentalities (Cost $600,000)		600,000

TOTAL INVESTMENTS (Cost $38,503,062) - 99.9%		27,429,290
Other assets and liabilities, net - 0.1%		20,406
Net Assets - 100%		$27,451,696

Net Assets Consist Of:
Paid-in capital applicable to the following shares of common stock,
250,000,000 shares of $0.01 par value authorized for Class A, Class B,
Class C and Class I combined:
Class A: 2,548,451 shares outstanding	$28,196,296
Class B: 195,176 shares outstanding	2,070,875
Class C: 210,378 shares outstanding	2,416,228
Class I: 481,098 shares outstanding	11,184,003
Undistributed net investment income	43,356
Accumulated net realized gain (loss) on investments	(5,401,164)
Net unrealized appreciation (depreciation) on investments	(11,057,898)

Net Assets	$27,451,696

Net Asset Value Per Share
Class A (based on net assets of $20,389,297)	$8.00
Class B (based on net assets of $1,528,168)	$7.83
Class C (based on net assets of $1,645,659)	$7.82
Class I (based on net assets of $3,888,572)	$8.08

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index#	4	6/03	$847,000	$15,874

* Non-income producing.

# Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2003

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $32)	$187,658
Interest income	2,231
Total investment income	189,889

Expenses:
Investment advisory fee	30,281
Transfer agency fees and expenses	33,619
Distribution Plan expenses:
Class A	24,823
Class B	7,215
Class C	8,220
Directors' fees and expenses	6,389
Administrative fees	27,799
Accounting fees	17,467
Custodian fees	54,836
Registration fees	20,513
Reports to shareholders	7,437
Professional fees	6,218
Miscellaneous	1,802
Total expenses	246,619
Reimbursement from Advisor:
Class A	(95,740)
Class B	(11,030)
Class C	(10,815)
Class I	(18,082)
Fees paid indirectly	(2,027)
Net expenses	108,925

Net Investment Income	80,964

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,151,438)
Futures	(38,419)
(1,189,857)

Change in unrealized appreciation or (depreciation) on:
Investments	2,680,294
Futures	48,019
2,728,313

Net Realized and Unrealized Gain
(Loss) on Investments	1,538,456

Increase (Decrease) in Net Assets
Resulting From Operations	$1,619,420

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2003	2002
Operations:
Net investment income	$80,964	$92,401
Net realized gain (loss) on investments	(1,189,857)	(2,523,891)
Change in unrealized appreciation (depreciation)	2,728,313	(4,630,140)

Increase (Decrease) in Net Assets
Resulting From Operations	1,619,420	(7,061,630)
Distributions to shareholders from:
Net investment income:
Class A shares	(83,734)	(72,846)
Class B shares	(6,255)	(1,029)
Class C shares	(7,190)	(1,442)
Class I shares	(16,925)	(19,682)
Total distributions	(114,104)	(94,999)
Capital share transactions:
Shares sold:
Class A shares	2,943,147	7,748,943
Class B shares	409,732	863,059
Class C shares	349,842	859,470
Class I shares	--	415,898
Reinvestment of distributions:
Class A shares	81,681	71,093
Class B shares	4,728	826
Class C shares	4,123	547
Class I shares	16,925	19,683
Shares redeemed:
Class A shares	(1,426,301)	(3,545,353)
Class B shares	(108,186)	(187,153)
Class C shares	(168,509)	(291,736)
Class I shares	--	--
Total capital share transactions	2,107,182	5,955,277

Total Increase (Decrease) in Net Assets	3,612,498	(1,201,352)

Net Assets
Beginning of period	23,839,198	25,040,550
End of period (including undistributed net investment
income of $43,356 and $76,496, respectively.)	$27,451,696	$23,839,198

See notes to financial statements.
	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2003	2002
Shares sold:
Class A shares	357,339	785,420
Class B shares	50,422	88,691
Class C shares	42,093	85,656
Class I shares	--	40,655
Reinvestment of distributions:
Class A shares	9,973	6,434
Class B shares	588	75
Class C shares	513	50
Class I shares	2,047	1,771
Shares redeemed:
Class A shares	(174,300)	(359,618)
Class B shares	(13,600)	(20,593)
Class C shares	(20,956)	(34,491)
Class I shares	--	--
Total capital share activity	254,119	594,050

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $1,944 was payable at period end.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through January 31, 2004. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the six months ended March 31, 2003, the Advisor contractually reimbursed the Fund for expenses of $135,667.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A,

Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $4,812 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $7,000 was payable at period end.

The Distributor received $4,429 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2003.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $6,674 for the six months ended March 31, 2003. Under the terms of the agreement, $1,147 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $2,699,241 and $833,680, respectively.

The cost of investments owned at March 31, 2003 for federal income tax purposes was $39,530,110. Net unrealized depreciation aggregated $12,100,820, of which $1,248,633 related to appreciated securities and $13,349,453 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $115,227 and $1,114,446 at September 30, 2002 may be utilized to offset future capital gains until expiration in September 2009, and September 2010, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit for the period ended March 31, 2003.

Financial Highlights

	Periods Ended
	March 31,	September 30,
Class A Shares	2003	2002
Net asset value, beginning	$7.50	$9.68
Income from investment operations
Net investment income	.03	.03
Net realized and unrealized gain (loss)	.50	(2.17)
Total from investment operations	.53	(2.14)
Distributions from:
Net investment income	(.03)	(.04)
Total distributions	(.03)	(.04)
Total increase (decrease) in net asset value	.50	(2.18)
Net asset value, ending	$8.00	$7.50

Total return*	7.12%	(22.27%)
Ratios to average net assets:
Net investment income	.66% (a)	.36%
Total expenses	1.73% (a)	1.65%
Expenses before offsets	.77% (a)	.77%
Net expenses	.75% (a)	.75%
Portfolio turnover	3%	9%
Net assets, ending (in thousands)	$20,389	$17,663

	Periods Ended
	September 30,	September 30,
Class A Shares	2001	2000 #
Net asset value, beginning	$14.78	$15.00
Income from investment operations
Net investment income	.04	--
Net realized and unrealized gain (loss)	(5.10)	(.22)
Total from investment operations	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in net asset value	(5.10)	(.22)
Net asset value, ending	$9.68	$14.78

Total return*	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.33%	.06% (a)
Total expenses	1.84%	2.94% (a)
Expenses before offsets	.85%	1.01% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$18,614	$2,478

Financial Highlights

	Periods Ended
	March 31,	September 30,
Class B Shares	2003	2002
Net asset value, beginning	$7.38	$9.60
Income from investment operations
Net investment income (loss)	--	(.03)
Net realized and unrealized gain (loss)	.48	(2.18)
Total from investment operations	.48	(2.21)
Distributions from:
Net investment income	(.03)	(.01)
Total distributions	(.03)	(.01)
Total increase (decrease) in net asset value	.45	(2.22)
Net asset value, ending	$7.83	$7.38

Total return*	6.55%	(23.05%)
Ratios to average net assets:
Net investment income (loss)	(.34%) (a)	(.62%)
Total expenses	3.29% (a)	3.44%
Expenses before offsets	1.77% (a)	1.77%
Net expenses	1.75% (a)	1.75%
Portfolio turnover	3%	9%
Net assets, ending (in thousands)	$1,528	$1,164

	Periods Ended
	September 30,	September 30,
Class B Shares	2001	2000 #
Net asset value, beginning	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.01)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	(5.17)	(.23)
Net asset value, ending	$9.60	$14.77

Total return*	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.66%)	(.89%) (a)
Total expenses	5.67%	15.72% (a)
Expenses before offsets	1.85%	2.00% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$860	$238

Financial Highlights

	Periods Ended
	March 31,	September 30,
Class C Shares	2003	2002
Net asset value, beginning	$7.37	$9.58
Income from investment operations
Net investment income (loss)	--	(.04)
Net realized and unrealized gain (loss)	.48	(2.16)
Total from investment operations	.48	(2.20)
Distributions from:
Net investment income	(.03)	(.01)
Total distributions	(.03)	(.01)
Total increase (decrease) in net asset value	.45	(2.21)
Net asset value, ending	$7.82	$7.37

Total return*	6.56%	(23.00%)
Ratios to average net assets:
Net investment income (loss)	(.34%) (a)	(.63%)
Total expenses	3.08% (a)	2.93%
Expenses before offsets	1.77% (a)	1.77%
Net expenses	1.75% (a)	1.75%
Portfolio turnover	3%	9%
Net assets, ending (in thousands)	$1,646	$1,391

	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000 #
Net asset value, beginning	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.02)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.24)
Distributions from:
Net investment income	(.02)	--
Total distributions	(.02)	--
Total increase (decrease) in net asset value	(5.18)	(.24)
Net asset value, ending	$9.58	$14.76

Total return*	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.67%)	(.94%) (a)
Total expenses	4.32%	12.34% (a)
Expenses before offsets	1.85%	1.99% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$1,318	$228

Financial Highlights

	Periods Ended
	March 31,	September 30,
Class I Shares	2003	2002
Net asset value, beginning	$7.56	$9.73
Income from investment operations
Net investment income	.04	.06
Net realized and unrealized gain (loss)	.52	(2.18)
Total from investment operations	.56	(2.12)
Distributions from:
Net investment income	(.04)	(.05)
Total distributions	(.04)	(.05)
Total increase (decrease) in net asset value	.52	(2.17)
Net asset value, ending	$8.08	$7.56

Total return*	7.33%	(21.99%)
Ratios to average net assets:
Net investment income	1.03% (a)	.73%
Total expenses	1.30% (a)	1.20%
Expenses before offsets	.39% (a)	.39%
Net expenses	.38% (a)	.38%
Portfolio turnover	3%	9%
Net assets, ending (in thousands)	$3,889	$3,622

	Periods Ended
	September 30,	September 30,
Class I Shares	2001	2000 #
Net asset value, beginning	$14.81	$15.00
Income from investment operations
Net investment income	.08	.03
Net realized and unrealized gain (loss)	(5.12)	(.22)
Total from investment operations	(5.04)	(.19)
Distributions from:
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in net asset value	(5.08)	(.19)
Net asset value, ending	$9.73	$14.81

Total return*	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.72%	.77% (a)
Total expenses	1.18%	1.21% (a)
Expenses before offsets	.48%	.62% (a)
Net expenses	.38%	.38% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$4,249	$19,750

(a)     Annualized

*        Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#       From June 30, 2000 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.   Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Calvert Social Index Fund

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800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

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Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

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